Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010
Minimum purchase commitment
2012	$ 37
2013	21
2014	11
2015	9
2016	9
Thereafter	9
Total	96 [1]
Maximum remaining term under individual purchased power contract (in years)	6
Lignite Contract with Texas Westmoreland Coal Co.
Obligation guaranteed by NRG Energy, Inc	4,171	3,365
Lignite Contract with Texas Westmoreland Coal Co. | Letters of Credit Posted by NRG
Lignite Contract with Texas Westmoreland Coal Co.
Letters of credit in support of guarantee	32
Lignite Contract with Texas Westmoreland Coal Co. | Corporate Guarantee of Bond Obligation
Lignite Contract with Texas Westmoreland Coal Co.
Obligation guaranteed by NRG Energy, Inc	50
Third party obligation	26
Lignite Contract with Texas Westmoreland Coal Co. | Texas Westmoreland Coal Co.
Lignite Contract with Texas Westmoreland Coal Co.
Mining period for which option to extend can be done	two five-year intervals
Bond obligation imposed by Railroad Commission of Texas	$ 108

[1]	As of December 31, 2011, the maximum remaining term under any individual purchased power contract is six years.